Summary of Significant Accounting Policies (Tables)	3 Months Ended
Nov. 30, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis

The following tables present the Company's financial assets that were measured at fair value on a recurring basis as of August 31, 2012 and 2013 and November 30, 2013 (unaudited), by level within the fair value hierarchy:

	August 31, 2012
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$16,769		$-	$16,769
Commercial paper - available for sale		10,187	-	10,187
Corporate bonds - available for sale	-	$29,098	-	29,098
Total	$16,769	$39,285	-	$56,054

All of the money market funds are included in cash and cash equivalents on the consolidated balance sheets.

	August 31, 2013
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$2,310	$-	$-	$2,310
Certificates of deposit - available for sale	-	4,555	-	4,555
Commercial paper - available for sale	-	2,198	-	2,198
Corporate bonds - available for sale	-	16,076	-	16,076
Total	$2,310	$22,829	$-	$25,139

  All of the money market funds and $1,199 of the commercial paper are included in cash and cash equivalents on the consolidated balance sheets.

	November 30, 2013
	Level 1	Level 2	Level 3	Total
Financial Assets
Money Market Funds	$2,781	$-	$-	$2,781
Certificates of Deposit-available for sale	-	5,040	-	5,040
Commercial Paper-available for sale	-	1,000	-	1,000
Corporate Bonds-available for sale	-	12,339	-	12,339
Total	$2,781	$18,379	$-	$21,160

All of the money market funds, $240 of the certificates of deposits and $1,012 of the corporate bonds are include in cash and cash equivalents on the condensed consolidated balance sheets.

Schedule of Customers Representing Greater than Ten Percent of Accounts Receivable

Customers representing greater than 10% of accounts receivable were as follows (in percentages):

	As of		As of
	August 31,		November 30,
Customers	2012	2013	2013
			(Unaudited)
Customer A	47.9	37.3	39.5
Customer B	*	23.1	35.8
Customer D	13.6	**	**
Customer E	15.2	*	11.5
Customer F	**	21.8	**

*   Less than 10%

** No balance

Schedule of Customers Representing Greater than Ten Percent of Revenue

Customers representing greater than 10% of revenues were as follows (in percentages):

				Three Months Ended
	Year Ended August 31,			November 30,
Customers	2011	2012	2013	2012	2013
				(Unaudited)
Customer A	20.5	24.7	21.2	14.8	44.4
Customer B	16.6	16.8	20.2	16.1	33.6
Customer C	20.9	*	**	**	**
Customer D	25.4	17.4	14.5	38.6	**
Customer E	*	*	*	*	13.9
Customer F	*	14.0	22.5	19.8	**

*   Less than 10%

** No revenue

Schedule of Depreciation Period for Property and Equipment

Depreciation periods for the Company's property and equipment are as follows:

Automobiles and trucks	3-5 years
Office, laboratory, farm and warehouse equipment and furniture	3-5 years
Leasehold improvements	3-10 years
Buildings	14-39 years

Schedule of Accumulated Other Comprehensive Income

The following summarizes the changes in the balances of each component of accumulated comprehensive income (loss) during the periods presented:

			Accumulated
	Foreign	Unrealized	Other
	Currency	Gains (Losses)	Comprehensive
	Translation	on Securities	Loss
Balance at August 31, 2011	$(27)	$-	$(27)
Comprehensive (loss) gain	(262)	6	(256)
Balance at August 31, 2012	(289)	6	(283)
Comprehensive loss	(395)	(18)	(413)
Balance at August 31, 2013	(684)	$(12)	(696)
Comprehensive gain (unaudited)	104	5	109
Balance at November 30, 2013 (unaudited)	(580)	(7)	(587)

Summary of Computation of Basic and Diluted Net Loss Per Common Share

The following table sets forth the computation of basic and diluted net loss per common share:

	Year Ended			Three Months Ended
	August 31,			November 30,
	2011	2012	2013	2012	2013
				(Unaudited)
Net loss	$(36,336)	$(29,410)	$(32,511)	$(6,894)	$(8,205)

Basic and diluted net loss per common share	$(18.34)	$(2.18)	$(1.31)	$(0.28)	$(0.33)

Schedule of Potentially Dilutive, Common Share Equivalents Excluded from Calculation of Diluted Net Loss Per Common Share

The following potentially dilutive, common share equivalents were excluded from the calculation of diluted net loss per common share because their effect was antidilutive for each of the periods presented:

	Year Ended			Three Months Ended
	August 31,			November 30,
	2011	2012	2013	2012	2013
				(Unaudited)
Options to purchase common stock	2,597,285	2,778,508	2,791,556	2,756,223	3,378,818
Warrants to purchase common stock	1,994,868	2,082,045	2,082,045	2,082,045	2,082,045
Warrants to purchase convertible preferred stock	20,511	-	-	-	-
Convertible preferred stock	15,353,226	-	-	-	-
Convertible notes	1,171,818	-	-	-	-

Total	21,137,708	4,860,553	4,873,601	4,838,268	5,460,863